Transfers of Financial Assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Amount of collateral pledged for derivative transactions	€ 2,300	€ 2,300
The Netherlands [member]
Disclosure of financial assets [line items]
Mortgage loan pledged as security for notes issued	5,100	4,400
CA [member] | SAECURE 17 [member] | Life reinsurance contracts [member]
Disclosure of financial assets [line items]
Collateral posted	€ 600	€ 575